Vessels, Port Terminal and Other Fixed Assets, Net - Navios Logistics (Details) € in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2018 EUR (€)	Feb. 28, 2017 USD ($)
Property Plant And Equipment [Line Items]
Payments for construction in process	$ 3,437		$ 25,972
Repayments of obligations under capital leases	0		$ 12,374
Vessels, port terminals and other fixed assets, net	1,788,936			$ 1,809,225
Prepaid expenses and other current assets	30,082			27,383
Other long term assets	44,356			37,801
Three new pushboats, price per each | Navios Logistics
Property Plant And Equipment [Line Items]
Payments for construction in process				30,708
Capitalized interest costs	$ 3,874
River and estuary tanker | Shipbuilder
Property Plant And Equipment [Line Items]
Date of delivery	Aug. 17, 2018	Aug. 17, 2018
River and estuary tanker | Navios Logistics
Property Plant And Equipment [Line Items]
Total purchase price	$ 14,443				€ 12,400
Payments for construction in process	8,255			6,141
Capitalized interest costs	466			205
River and estuary tanker | Navios Logistics | Maximum
Property Plant And Equipment [Line Items]
Amount financed by third party	$ 7,222	€ 6,200
River and estuary tanker | Navios Logistics | Shipbuilder
Property Plant And Equipment [Line Items]
Percentage financed by third party	50.00%	50.00%
Formosa and San Lorenzo | Navios Logistics
Property Plant And Equipment [Line Items]
Vessel sale price						$ 1,109
Covers for Dry Barges | Navios Logistics
Property Plant And Equipment [Line Items]
Total purchase price				1,115
Cash consideration	$ 1,115
Payments for construction in process				$ 629